SCHEDULE OF WARRANT LIABILITIES (Details) - USD ($)				12 Months Ended
	Aug. 29, 2022	Aug. 18, 2022	Jun. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Issuance of Warrant				$ 482,219	$ 1,389,643
Warrant [Member]
Warrant liabilities, beginning balance				1,389,643
Warrant shares exercised	$ (445,524)	$ (915,799)	$ (119,343)
Change in fair value of warrant liabilities for the year				(907,424)	(2,878,660)
Warrant liabilities, ending balance				$ 482,219	$ 1,389,643
Warrant [Member] | Initial Warrant [Member]
Issuance of Warrant							$ 915,644
Warrant [Member] | Second Warrant [Member]
Issuance of Warrant						$ 4,833,325